Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Schedule of Future Annual Minimum Payments Under Leases	The future annual minimum payments under these leases, relating to our continuing operations are as follows:
Year Ending December 31,
2017	243
2018	15
Thereafter	-
Total	$808